Related Party Transaction and Balance (Details) - Schedule of related parties transactions - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Zhong Yang Holdings Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions		$ 54,510	$ 119,759
Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions		315	19,959
Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Related parties transactions	$ 1,962	1,133
Mr. Huaixi Yang [Member] | Interest income [Member]
Related Party Transaction [Line Items]
Related parties transactions	96,317	1,133
WSYQR Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	$ 8,884	$ 10,602